Trade Payables - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade And Notes Payables [Line Items]
Trade payables, term	30 days
Trade payables	$ 32,893	$ 7,043
Related Parties
Trade And Notes Payables [Line Items]
Trade payables	$ 1,200	$ 2,400